PROPERTY, PLANT AND EQUIPMENT - Schedule of movement of property, plant and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) aircraft
Property, Plant and Equipment [Roll Forward]
Opening balance	$ 7,021,134	$ 7,335,118	$ 8,323,949
Additions	938,381	894,097	662,078
Disposals	(2,718)	(4,407)	(521)
Rejection fleet			(516,694)
Retirements	(87,749)	(43,305)	(47,086)
Depreciation expenses	(745,654)	(699,046)	(648,782)
Foreign exchange	40,842	22,082	(38,245)
Other increases (decreases)	(272,311)	(483,405)	(399,581)
Changes, total	(129,209)	(313,984)	(988,831)
Closing balance	6,891,925	7,021,134	7,335,118	$ 8,323,949
Advances paid to aircraft manufacturers	$ 242,069	$ 357,979	377,590
Non-current assets or disposal groups classified as held for sale | Boeing 767
Property, Plant and Equipment [Roll Forward]
Number of aircraft transferred to held for sale | aircraft	1			11
Reclassified to non-current assets	$ (21,578)
Non-current assets or disposal groups classified as held for sale | Airbus A320
Property, Plant and Equipment [Roll Forward]
Number of aircraft transferred to held for sale | aircraft	6	6
Reclassified to non-current assets	$ (36,326)	$ (29,328)
Non-current assets or disposal groups classified as held for sale | Airbus A319
Property, Plant and Equipment [Roll Forward]
Number of aircraft transferred to held for sale | aircraft		28
Reclassified to non-current assets		$ (373,410)
Construction in progress
Property, Plant and Equipment [Roll Forward]
Opening balance	388,810	473,797	377,961
Additions	8,835	16,332	84,392
Disposals	0	0	0
Rejection fleet			0
Retirements	(83)	(75)	(279)
Depreciation expenses	0	0	0
Foreign exchange	726	(1,282)	(1,720)
Other increases (decreases)	(140,042)	(99,962)	13,443
Changes, total	(130,564)	(84,987)	95,836
Closing balance	258,246	388,810	473,797	$ 377,961
Land
Property, Plant and Equipment [Roll Forward]
Opening balance	44,349	43,276	42,978
Additions	0	0	1,550
Disposals	0	0	0
Rejection fleet			0
Retirements	0	0	0
Depreciation expenses	0	0	0
Foreign exchange	1,445	1,073	(1,252)
Other increases (decreases)	(1,550)	0	0
Changes, total	(105)	1,073	298
Closing balance	44,244	44,349	43,276	42,978
Buildings net
Property, Plant and Equipment [Roll Forward]
Opening balance	68,996	60,451	65,207
Additions	0	0	92
Disposals	0	0	0
Rejection fleet			0
Retirements	0	(2)	0
Depreciation expenses	(4,104)	(3,285)	(4,074)
Foreign exchange	1,505	918	(833)
Other increases (decreases)	1,161	10,914	59
Changes, total	(1,438)	8,545	(4,756)
Closing balance	67,558	68,996	60,451	65,207
Plant and equipment net
Property, Plant and Equipment [Roll Forward]
Opening balance	6,304,848	6,568,717	7,698,969
Additions	870,640	843,808	563,023
Disposals	(2,701)	(4,140)	(169)
Rejection fleet			(469,878)
Retirements	(87,652)	(42,055)	(44,684)
Depreciation expenses	(716,590)	(669,059)	(620,349)
Foreign exchange	23,845	11,527	(19,199)
Other increases (decreases)	(156,046)	(403,950)	(538,996)
Changes, total	(68,504)	(263,869)	(1,130,252)
Closing balance	6,236,344	6,304,848	6,568,717	7,698,969
Information technology equipment net
Property, Plant and Equipment [Roll Forward]
Opening balance	16,609	16,836	14,831
Additions	5,794	6,426	6,455
Disposals	(1)	0	(26)
Rejection fleet			0
Retirements	(12)	(24)	(212)
Depreciation expenses	(5,918)	(5,662)	(4,345)
Foreign exchange	536	(84)	(404)
Other increases (decreases)	334	(883)	537
Changes, total	733	(227)	2,005
Closing balance	17,342	16,609	16,836	14,831
Fixed installations & accessories net
Property, Plant and Equipment [Roll Forward]
Opening balance	37,072	38,741	49,199
Additions	4,246	113	6
Disposals	0	(264)	(309)
Rejection fleet			0
Retirements	(2)	(836)	(1,885)
Depreciation expenses	(8,789)	(7,914)	(8,304)
Foreign exchange	1,276	2,365	(1,752)
Other increases (decreases)	20,607	4,867	1,786
Changes, total	17,338	(1,669)	(10,458)
Closing balance	54,410	37,072	38,741	49,199
Motor vehicles net
Property, Plant and Equipment [Roll Forward]
Opening balance	423	325	396
Additions	0	258	17
Disposals	(16)	(3)	(17)
Rejection fleet			0
Retirements	0	0	0
Depreciation expenses	(68)	(55)	(61)
Foreign exchange	12	(28)	(11)
Other increases (decreases)	0	(74)	1
Changes, total	(72)	98	(71)
Closing balance	351	423	325	396
Leasehold improvements
Property, Plant and Equipment [Roll Forward]
Opening balance	160,027	132,975	74,408
Additions	48,866	27,160	6,543
Disposals	0	0	0
Rejection fleet			(46,816)
Retirements	0	(313)	(26)
Depreciation expenses	(10,185)	(13,071)	(11,649)
Foreign exchange	11,497	7,593	(13,074)
Other increases (decreases)	3,225	5,683	123,589
Changes, total	53,403	27,052	58,567
Closing balance	$ 213,430	$ 160,027	$ 132,975	$ 74,408